[Invesco Letterhead]

January 14, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Equity Funds (Invesco Equity Funds)

CIK No. 0000105377

Ladies and Gentlemen:

On behalf of AIM Equity Funds (Invesco Equity Funds) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing two proxy statement/prospectuses and related statements of additional information (“SAI”) to accomplish the following:

•

The title of the securities being registered are Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Dividend Opportunity Fund, Invesco Oppenheimer Main Street Fund® and Invesco Oppenheimer Rising Dividends Fund, each a series of the Registrant; and

•	Class A, Class C, Class R and Class Y shares of beneficial interest, without par value, of the Invesco Oppenheimer Main Street All Cap Fund®, a series of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on February 13, 2019. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please be advised that concurrent with this filing, the AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds) and AIM Growth Series (Invesco Growth Series) have each filed a registration statement on Form N-14 which contain the same two identical proxy statement/prospectuses. Similarly, AIM Sector Funds (Invesco Sector Funds), AIM International Mutual Funds (Invesco International Mutual Funds), Short-Term Investments Trust and AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) have each filed a registration statement on Form N-14 which contains one proxy statement/prospectus that is identical to one of the two proxy statement/ prospectuses contained in this Form N-14 Registration Statement. Thus, while ten registrants today are filing ten registration statements on Form N-14, there are only two forms of proxy statement/prospectuses that need to be reviewed.

Please send copies of all correspondence with respect to the Form N-14 to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Jaea Hahn